CONVERTIBLE NOTES PAYABLE (Details)			1 Months Ended	3 Months Ended							6 Months Ended		12 Months Ended
	Feb. 06, 2015 USD ($) $ / shares shares	Jul. 21, 2014 shares	Mar. 31, 2015 $ / shares shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Sep. 30, 2013 USD ($) $ / shares	Jun. 30, 2013 USD ($) $ / shares	Mar. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Jul. 31, 2015 $ / shares	May. 31, 2015 $ / shares	Oct. 31, 2014 USD ($)
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable				$ 398,786			$ 873,263				$ 398,786		$ 873,263	$ 873,263
Debt Instrument, Increase (Decrease), Net											307,899
Proceeds from Convertible Debt											514,315	$ 0	0	260,000
Debt Instrument, Convertible, Beneficial Conversion Feature											(270,597)		0
Amortization of Debt Discount (Premium)											96,558	0	0	$ 0
Debt Conversion, Original Debt, Amount											$ 65,000	$ 20,000	$ 474,477
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares											325,000	200,000
Class of Warrant or Rights, Granted (in Shares) | shares		300,000	40,000								453,380		12,256,953	707,860
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 0.20		$ 0.20											$ 0.38
Interest Payable							13,989						$ 16,341	$ 13,989
Convertible Debt							574,163							574,163
Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Convertible Notes Payable				577,504							$ 577,504
Debt Instrument, Increase (Decrease), Net											178,718
Debt Instrument, Face Amount									$ 40,000								$ 750,000
Proceeds from Convertible Debt				$ 30,000	$ 484,315						$ 514,315
Debt Instrument, Interest Rate, Stated Percentage				2.00%					3.00%		2.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.22			$ 0.22		$ 0.10			$ 0.10		$ 0.22		$ 0.10
Debt Instrument, Convertible, Beneficial Conversion Feature					367,155
Amortization of Debt Discount (Premium)											$ 96,558
Debt Conversion, Original Debt, Amount	$ 65,000					$ 20,000				$ 19,100
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares	325,000									191,000			2,154,843
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.20									$ 0.10
Class of Warrant or Rights, Granted (in Shares) | shares	65,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 0.40
Number of Notes Payable									2				9
Convertible Debt						$ 554,163
Debt Instrument, Description						elected to execute either a one-year or two-year extension of the maturity dates of the original notes
Convertible Debt [Member] | Principal [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount													$ 215,378
Convertible Debt [Member] | Interest [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount													$ 107
Reclassified as Current [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Reclassified, Amount					$ 337,532
Number of Notes Payable					8
Debt Instrument, Maturity Date					Mar. 31, 2016
Convertible Note #1 [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount									$ 20,000
Debt Instrument, Maturity Date, Description									May 2015
Convertible Note #2 [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount									$ 20,000
Debt Instrument, Maturity Date, Description									June 2016
Chief Executive Officer [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares															$ 0.20
Chief Executive Officer [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount								$ 40,000		$ 120,532
Proceeds from Convertible Debt								$ 40,000
Debt Instrument, Interest Rate, Stated Percentage								3.00%		3.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares								$ 0.10		$ 0.10
Debt Instrument, Maturity Date								Mar. 31, 2016		Mar. 31, 2016
Proceeds from Related Party Debt										$ 120,000
Interest Payable										$ 532
Immediate Family Member of Management or Principal Owner [Member] | Convertible Debt [Member]
CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount							$ 60,000							$ 60,000
Debt Instrument, Interest Rate, Stated Percentage							3.00%							3.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares							$ 0.10							$ 0.10
Debt Instrument, Maturity Date							Mar. 31, 2016